U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing
Form.
	Please print or type.



1.	Name and address of issuer:  The
Prudential Variable Contract Account-10,
100 Mulberry Street, Gateway Center
Three, Newark, NJ 07102-4077.

2. 		Name of each series or class of
securities for which 	this Form is
filed (If the Form is being filed for all
	series and classes of securities of the
issuer, check 	the box but do not list
series or classes):
[
x
]

3.	Investment Company Act File Number: 811-
03421.
Securities Act File Number:  2-76580.

4.(a)Last day of fiscal year for which this notice is filed: December 31, 2001.

  (b)[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the
registration fee due.

4.(c)[ ] Check box if this is the last time the issuer will be filing this Form.

	5.	Calculation of registration fee:

    (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24(f):
	 $	19,474,568

   (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):
	 $ 61,144,41

   (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than December
   11,1995 that were not previously used
   to reduce registration fees payable
to
   the Commission.
		$ 271,069,807

(iv) 	Total available redemption credits
	   [add items 5(ii) and 5(iii)].
	$ 332,214,218

(v) 	Net sales - If item 5(i)is greater
    than Item 5 (iv) [subtract item 5(iv)
    from item 5(i).
	$-0-
(vi) 	Redemption credits available for use
	   in future years.
	   -if item 5(i)is less than item 5(iv)
	   [subtract item 5(i)from item (5(iv)]
$ 312,739,650

  (vii) Multiplier for determining
registration
     fee. (See instruction C.9):		X
..000092

(viii) 	Registration fee due [multiply item
	   5(v) by item 5 (vii)] enter 0 if
      no fee is due.
	=$-0-

6. 	Prepaid Shares

If the response to item 5(i) was
determined by         deducting an amount
of securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before December
11, 1997, then report the amount of
securities (number of shares or other
units) deducted here: ___________. If
there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end of
the fiscal year for which this form is
filed that are available for use by the
issuer in future fiscal years, then state
that number here:    _____   .

7. 	Interest due - if this Form is being
filed
   more than 90 days after the end of the
   issuer's fiscal year (See Instruction D):
	+$-0-

8. 	Total amount of the registration fee due
   plus any interest due [line 5(viii) plus
   line 7]:
			=$-0-
9. 	Date the registration fee and any
interest
   payment was sent to the Commission's
lockbox
   depository:

   Method of Delivery:

			[ ]	Wire Transfer
			[ ]  Mail or other means






	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ Jonathan D.
Shain
						Jonathan D.
Shain
						Secretary


	Date: March 18, 2002



THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 10
100 MULBERRY STREET
GATEWAY THREE-4TH FLOOR
NEWARK, NJ  07102





								March
18, 2002



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

	Re:	The Prudential Variable Contract Account-10
		Registration No. 2-76580


Ladies and Gentlemen:

	Enclosed please find Form 24F-2 for the above referenced Fund, for the fiscal period ended December 31, 2001. The enclosed is being filed via the EDGAR System.



								Yours
truly,

								/s/
Jonathan D. Shain____

	Jonathan D. Shain

	Secretary


Enclosure